Note 14 - Provisions - Restructuring (Details) $ in Thousands	9 Months Ended
Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Balance, beginning of the period	$ 7,205
Restructuring costs paid during the period	(5,827)
Foreign exchange impact	(1)
Balance, end of the period	$ 1,377